WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 105.3%
COMMUNICATION SERVICES - 14.8%
Diversified Telecommunication Services - 2.7%
Orange SA, Senior Notes	9.000%	3/1/31	600,000	$934,986
Telefonica Emisiones SA, Senior Notes	5.134%	4/27/20	2,000,000	2,032,226
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	400,000	413,000	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	580,000	649,346
Windstream Services LLC/Windstream Finance Corp., Secured Notes	10.500%	6/30/24	970,000	540,775	*(a)(b)

Total Diversified Telecommunication Services				4,570,333

Entertainment - 1.0%
Netflix Inc., Senior Notes	5.875%	11/15/28	410,000	446,408
Netflix Inc., Senior Notes	6.375%	5/15/29	310,000	344,100	(a)
TWDC Enterprises 18 Corp., Senior Notes	3.000%	2/13/26	500,000	527,041
Walt Disney Co., Senior Notes	8.875%	4/26/23	400,000	489,494	(a)

Total Entertainment				1,807,043

Media - 8.4%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	500,000	537,355	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	1,500,000	1,659,375	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	420,000	429,975	(a)
Altice Luxembourg SA, Senior Notes	10.500%	5/15/27	430,000	485,685	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	350,000	366,188	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	410,000	424,863	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	1,000,000	1,052,574
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	420,000	509,265
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,130,000	1,376,984
Comcast Corp., Senior Notes	3.700%	4/15/24	1,000,000	1,066,995
Comcast Corp., Senior Notes	7.050%	3/15/33	1,000,000	1,440,914
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,160,000	1,154,200
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,180,000	1,203,600

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	720,000	$911,850
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	430,000	444,512	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	590,000	606,884	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	770,000	809,693	(a)

Total Media				14,480,912

Wireless Telecommunication Services - 2.7%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	610,000	654,408	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	201,000	227,999	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	560,000	623,476	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	420,000	458,934
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	30,000	37,078
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	260,000	269,025
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	280,000	326,550
Sprint Corp., Senior Notes	7.875%	9/15/23	760,000	836,730
VEON Holdings BV, Senior Notes	5.950%	2/13/23	570,000	623,187	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	500,000	552,714

Total Wireless Telecommunication Services				4,610,101

TOTAL COMMUNICATION SERVICES				25,468,389

CONSUMER DISCRETIONARY - 8.6%
Auto Components - 1.3%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	580,000	474,150	(a)
Adient US LLC, Senior Secured Notes	7.000%	5/15/26	340,000	356,150	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	200,000	192,000
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	400,000	382,500
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	810,000	842,400	(a)

Total Auto Components				2,247,200

Automobiles - 1.4%
Daimler Finance North America LLC, Senior Notes	8.500%	1/18/31	1,000,000	1,490,711
General Motors Co., Senior Notes	6.600%	4/1/36	140,000	160,642
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	750,000	771,545

Total Automobiles				2,422,898

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - 1.2%
AMN Healthcare Inc., Senior Notes	4.625%	10/1/27	180,000		$181,350	(a)
Carriage Services Inc., Senior Notes	6.625%	6/1/26	730,000		751,535	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	110,000		113,195	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	820,000		855,916	(a)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	210,000		218,925	(a)

Total Diversified Consumer Services					2,120,921

Hotels, Restaurants & Leisure - 2.1%
Marston’s Issuer PLC, Secured Notes (3.320% to 10/15/19 then 3 mo. GBP LIBOR + 2.550%)	3.320%	7/15/35	540,000	GBP	564,637	(c)(d)
MGM China Holdings Ltd., Senior Notes	5.875%	5/15/26	310,000		325,500	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,020,000	GBP	1,122,782	(c)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	348,000		373,404	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	510,000		535,500	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	130,000		138,073	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	470,000		487,672	(a)

Total Hotels, Restaurants & Leisure					3,547,568

Household Durables - 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	430,000		461,713
Lennar Corp., Senior Notes	4.750%	11/29/27	250,000		269,375

Total Household Durables					731,088

Specialty Retail - 1.9%
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	660,000	EUR	703,512	(c)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	550,000		545,875	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	1,710,000		1,714,275	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	270,000		275,400

Total Specialty Retail					3,239,062

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	450,000		477,675	(a)

TOTAL CONSUMER DISCRETIONARY					14,786,412

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 3.9%
Beverages - 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	540,000	$624,722
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	500,000	546,447
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,000,000	1,103,784

Total Beverages				2,274,953

Food & Staples Retailing - 1.1%
CVS Pass-Through Trust	5.789%	1/10/26	286,893	309,530	(a)
CVS Pass-Through Trust	7.507%	1/10/32	350,769	433,277	(a)
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	330,773	367,878
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	346,307	409,255
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	340,882	383,673

Total Food & Staples Retailing				1,903,613

Food Products - 1.0%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	440,000	460,913
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	70,000	72,625	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	1,090,000	1,174,747	(a)

Total Food Products				1,708,285

Tobacco - 0.5%
Altria Group Inc., Senior Notes	4.800%	2/14/29	500,000	548,163
Reynolds American Inc., Senior Notes	5.850%	8/15/45	260,000	288,146

Total Tobacco				836,309

TOTAL CONSUMER STAPLES				6,723,160

ENERGY - 24.7%
Oil, Gas & Consumable Fuels - 24.7%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	570,000	741,932
Apache Corp., Senior Notes	4.250%	1/15/44	250,000	223,014
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	270,000	259,875	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	750,000	744,375	(a)
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	320,000	299,200
Conoco Phillips Canada Funding Co., Senior Notes	7.400%	12/1/31	450,000	642,148
Continental Resources Inc., Senior Notes	4.500%	4/15/23	500,000	519,474
Continental Resources Inc., Senior Notes	3.800%	6/1/24	270,000	275,423
Continental Resources Inc., Senior Notes	4.900%	6/1/44	500,000	507,433
Ecopetrol SA, Senior Notes	5.875%	9/18/23	45,000	50,220
Ecopetrol SA, Senior Notes	4.125%	1/16/25	2,260,000	2,390,741
Ecopetrol SA, Senior Notes	5.375%	6/26/26	750,000	844,875

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,510,000	$2,936,725
Enterprise Products Operating LLC, Senior Notes	4.050%	2/15/22	880,000	919,534
EOG Resources Inc., Senior Notes	3.150%	4/1/25	2,250,000	2,360,989
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.250%	5/15/26	210,000	203,700
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	770,000	834,896	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	190,000	261,766
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	1,500,000	1,770,624
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	1,000,000	1,096,710	(a)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	350,000	358,312	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,010,000	979,700	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	490,000	636,406	(a)
Noble Energy Inc., Senior Notes	5.250%	11/15/43	1,000,000	1,115,451
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	520,000	514,478
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	150,000	140,625
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	400,000	368,000
Occidental Petroleum Corp., Senior Notes	3.500%	6/15/25	350,000	360,115
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	846,506
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	1,250,000	1,268,781
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	310,000	324,570
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	1,460,000	1,629,360
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	1,300,000	1,436,994
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000	1,056,744
Range Resources Corp., Senior Notes	5.000%	3/15/23	925,000	811,687
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,150,000	954,500
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	350,000	393,046	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	440,000	490,716
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,850,000	2,041,412

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	250,000	$273,398	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	520,000	527,176
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	310,000	339,472	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,269,195
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,750,000	1,862,674	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	600,000	529,500	(a)
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,580,000	1,562,433
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	350,000	310,835
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	470,000	486,335
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	60,000	64,618
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	443,000	582,439
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	39,000	56,219
WPX Energy Inc., Senior Notes	8.250%	8/1/23	210,000	237,300
YPF SA, Senior Notes	8.500%	7/28/25	800,000	627,600	(a)

TOTAL ENERGY				42,340,251

FINANCIALS - 26.5%
Banks - 20.3%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	350,000	378,315	(d)(e)
Bank of America Corp., Senior Notes	5.000%	5/13/21	1,100,000	1,148,572
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,200,000	2,377,386
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	610,000	682,425	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	4,750,000	5,240,271
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	550,000	585,318	(d)(e)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	1,000,000	1,065,049

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	950,000	$908,438	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	510,000	570,361	(a)(d)(e)
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,000,000	1,095,709	(a)
CIT Group Inc., Senior Notes	5.250%	3/7/25	500,000	546,250
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	900,000	953,662	(d)(e)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	500,000	531,518	(d)(e)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	500,000	518,677
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	800,000	859,301
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,000,000	1,309,327
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,080,000	1,273,725	(a)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	400,000	412,016	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,130,000	1,182,940	(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,320,000	1,359,301	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,070,000	2,201,131	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	2,600,000	2,780,141	(d)(e)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	500,000	623,683
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,500,000	1,581,268
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	140,000	159,711

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	450,000	$483,008	(d)(e)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	150,000	164,789
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	1,330,000	1,418,837
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,000,000	1,153,318	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	510,000	542,361	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	740,000	836,192	(a)(d)

Total Banks				34,943,000

Capital Markets - 3.7%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,350,000	1,445,654	(a)(d)(e)
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	800,000	843,341
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,750,000	1,819,387
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,000,000	1,351,596
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	850,000	903,762	(a)(d)(e)

Total Capital Markets				6,363,740

Consumer Finance - 0.2%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	282,000	288,681

Diversified Financial Services - 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	230,000	242,949
Ahold Lease USA Inc. Pass-Through-Trust	8.620%	1/2/25	686,920	787,720
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	450,000	476,437	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	800,000	812,000	(a)(f)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	700,000	767,183

Total Diversified Financial Services				3,086,289

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.5%
MetLife Inc., Junior Subordinated Notes	10.750%	8/1/39	500,000	$805,933

TOTAL FINANCIALS				45,487,643

HEALTH CARE - 6.3%
Biotechnology - 0.2%
Celgene Corp., Senior Notes	4.625%	5/15/44	250,000	297,326

Health Care Equipment & Supplies - 0.2%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	392,000	416,491

Health Care Providers & Services - 3.0%
Centene Corp., Senior Notes	5.625%	2/15/21	280,000	284,119
Centene Corp., Senior Notes	6.125%	2/15/24	220,000	229,119
Centene Corp., Senior Notes	4.750%	1/15/25	810,000	833,490
DaVita Inc., Senior Notes	5.125%	7/15/24	210,000	213,938
DaVita Inc., Senior Notes	5.000%	5/1/25	250,000	249,955
HCA Inc., Senior Secured Notes	5.250%	6/15/26	280,000	312,201
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,000,000	1,073,772
HCA Inc., Senior Secured Notes	4.125%	6/15/29	550,000	577,907
Humana Inc., Senior Notes	3.950%	3/15/27	700,000	743,579
Magellan Health Inc., Senior Notes	4.900%	9/22/24	570,000	570,712

Total Health Care Providers & Services				5,088,792

Pharmaceuticals - 2.9%
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	500,000	523,910
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	1,490,000	1,547,737	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	780,000	833,852	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	180,000	167,175
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,220,000	1,050,725
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	140,000	129,675
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	250,000	229,688
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	726,000	588,060

Total Pharmaceuticals				5,070,822

TOTAL HEALTH CARE				10,873,431

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.5%
Boeing Co., Senior Notes	3.100%	5/1/26	900,000	$943,485
Boeing Co., Senior Notes	3.200%	3/1/29	820,000	861,618
Boeing Co., Senior Notes	6.125%	2/15/33	600,000	800,434

Total Aerospace & Defense				2,605,537

Airlines - 1.4%
Air 2 U.S. Pass-Through Certificates	8.027%	10/1/19	18,949	18,961	(a)
America West Airlines Inc. Pass-Through Trust	8.057%	7/2/20	744,160	774,570
Continental Airlines Pass-Through Trust	8.048%	11/1/20	89,392	92,856
Continental Airlines Pass-Through Trust	6.703%	6/15/21	70,059	74,746
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	56,678	62,867
United Airlines Pass-Through Trust	4.750%	4/11/22	222,124	228,821
US Airways Pass-Through Trust	7.125%	10/22/23	1,048,665	1,182,160

Total Airlines				2,434,981

Building Products - 1.4%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	1,870,000	1,940,686	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	511,000	530,116	(a)

Total Building Products				2,470,802

Commercial Services & Supplies - 0.8%
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	1,110,000	1,213,507
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	110,000	117,012
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	110,000	114,813

Total Commercial Services & Supplies				1,445,332

Industrial Conglomerates - 0.2%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	260,000	245,994	(d)(e)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Machinery - 0.1%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	140,000	$143,325	(a)

Professional Services - 0.6%
IHS Markit Ltd., Senior Notes	5.000%	11/1/22	1,000,000	1,066,543	(a)

Trading Companies & Distributors - 1.4%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	1,950,000	1,993,875	(a)
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	380,000	373,768	(a)

Total Trading Companies & Distributors				2,367,643

TOTAL INDUSTRIALS				12,780,157

INFORMATION TECHNOLOGY - 1.8%
IT Services - 0.4%
DXC Technology Co., Senior Notes	7.450%	10/15/29	500,000	633,485

Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	500,000	496,854

Technology Hardware, Storage & Peripherals - 1.1%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,220,000	1,265,414
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	260,000	268,669
Western Digital Corp., Senior Notes	4.750%	2/15/26	430,000	443,438

Total Technology Hardware, Storage & Peripherals				1,977,521

TOTAL INFORMATION TECHNOLOGY				3,107,860

MATERIALS - 7.5%
Chemicals - 1.1%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	920,000	1,095,950	(c)
Braskem Finance Ltd., Senior Notes	5.375%	5/2/22	230,000	242,506	(a)
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	500,000	502,500	(a)

Total Chemicals				1,840,956

Containers & Packaging - 2.0%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	1,200,312	1,248,324	(a)(f)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	760,000	796,556	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	500,000	531,500	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	50,000	54,750
Trivium Packaging Finance BV, Senior Secured Notes	5.500%	8/15/26	700,000	737,590	(a)

Total Containers & Packaging				3,368,720

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 3.2%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	300,000	$316,125	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	560,000	610,417	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	650,000	693,810	(a)
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	210,000	218,819	(a)
ArcelorMittal, Senior Notes	7.000%	10/15/39	430,000	521,624
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	126,000	127,260	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	410,000	408,126	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	220,000	210,100
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,050,000	951,300
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	210,000	233,815
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	940,000	1,202,034

Total Metals & Mining				5,493,430

Paper & Forest Products - 1.2%
Mercer International Inc., Senior Notes	7.375%	1/15/25	1,020,000	1,064,982
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	950,000	1,052,325	(a)

Total Paper & Forest Products				2,117,307

TOTAL MATERIALS				12,820,413

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	670,000	591,275
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	260,000	272,880
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,500,000	1,575,000

TOTAL REAL ESTATE				2,439,155

UTILITIES - 2.4%
Electric Utilities - 1.9%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,770,000	2,506,138
Pampa Energia SA, Senior Notes	7.375%	7/21/23	870,000	711,660	(c)

Total Electric Utilities				3,217,798

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Independent Power and Renewable Electricity Producers - 0.5%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	810,000	$834,126	(a)

TOTAL UTILITIES				4,051,924

TOTAL CORPORATE BONDS & NOTES (Cost - $162,326,185)				180,878,795

SENIOR LOANS - 14.3%
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.1%
Level 3 Financing Inc., 2024 Term Loan B (1 mo. USD LIBOR + 2.250%)	4.294%	2/22/24	250,000	250,729	(d)(g)(h)

Media - 3.5%
Charter Communications Operating LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.050%	4/30/25	3,060,069	3,081,802	(d)(g)(h)
iHeartCommunications Inc., Term Loan (1 mo. USD LIBOR + 4.000%)	6.100%	5/1/26	469,416	473,083	(d)(g)(h)(i)
Lamar Media Corp., Term Loan B (1 mo. USD LIBOR + 1.750%)	3.813%	3/14/25	2,413,250	2,426,824	(d)(g)(h)

Total Media				5,981,709

TOTAL COMMUNICATION SERVICES				6,232,438

CONSUMER DISCRETIONARY - 6.4%
Hotels, Restaurants & Leisure - 6.2%
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.794%	3/11/25	3,326,634	3,339,109	(d)(g)(h)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.787%	6/22/26	5,133,291	5,170,010	(d)(g)(h)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 3.000%)	5.044%	5/15/26	698,250	702,789	(d)(g)(h)
Wyndham Hotels & Resorts Inc., Term Loan B (1 mo. USD LIBOR + 1.750%)	3.794%	5/30/25	1,395,900	1,404,334	(d)(g)(h)

Total Hotels, Restaurants & Leisure				10,616,242

Specialty Retail - 0.2%
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.000%)	6.040%	3/11/22	429,916	419,884	(d)(g)(h)

TOTAL CONSUMER DISCRETIONARY				11,036,126

FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
Finco I LLC, 2018 Replacement Term Loan B (1 mo. USD LIBOR + 2.000%)	4.044%	12/27/22	750,000	753,164	(d)(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.2%
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	7.063%	6/12/26	330,000		$313,775	(d)(g)(h)

Pharmaceuticals - 0.3%
Option Care Health, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.544%	8/6/26	460,000		460,575	(d)(g)(h)(j)

TOTAL HEALTH CARE					774,350

INDUSTRIALS - 2.8%
Air Freight & Logistics - 1.3%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.794%	1/15/25	2,206,086		2,218,220	(d)(g)(h)

Trading Companies & Distributors - 1.2%
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	3.854%	10/6/23	2,083,334		2,093,100	(d)(g)(h)

Transportation Infrastructure - 0.3%
Flying Fortress Holdings LLC, Refinancing Term Loan (3 mo. USD LIBOR + 1.750%)	3.854%	10/31/22	550,000		552,308	(d)(g)(h)

TOTAL INDUSTRIALS					4,863,628

INFORMATION TECHNOLOGY - 0.4%
Software - 0.4%
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	4.050%	9/19/25	723,350		727,871	(d)(g)(h)

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (2 mo. USD LIBOR + 8.000% PIK)	10.054%	2/7/23	166,168		166,999	(d)(f)(g)(h)(j)

TOTAL SENIOR LOANS (Cost - $24,426,680)					24,554,576

SOVEREIGN BONDS - 6.1%
Argentina - 0.5%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	79.499%	6/21/20	8,140,000	ARS	61,188	(d)
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	690,000		300,157
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	720,000		303,487
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	410,000		168,100	(a)

Total Argentina					832,932

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 0.7%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	900,000	BRL	$228,856
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	3,800,000	BRL	1,015,909

Total Brazil					1,244,765

Indonesia - 2.8%
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	300,000		319,978	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	700,000		740,568	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	2,420,000		2,501,378
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	2,696,000,000	IDR	196,630
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	14,227,000,000	IDR	1,017,459

Total Indonesia					4,776,013

Mexico - 0.5%
Mexican Bonos, Bonds	6.500%	6/9/22	7,990,000	MXN	403,148
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	500,000		516,125

Total Mexico					919,273

Russia - 0.6%
Russian Federal Bond - OFZ	7.750%	9/16/26	61,630,000	RUB	1,002,558

United Arab Emirates - 0.8%
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	1,320,000		1,313,070	(a)

Uruguay - 0.2%
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	14,630,000	UYU	343,385	(c)

TOTAL SOVEREIGN BONDS (Cost - $10,450,805)					10,431,996

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.0%
U.S. Government Obligations - 4.0%
U.S. Treasury Notes	1.625%	5/31/23	1,250,000		1,252,710	(k)
U.S. Treasury Notes	2.750%	8/31/23	1,400,000		1,462,562	(k)
U.S. Treasury Notes	2.875%	9/30/23	2,500,000		2,626,025	(k)
U.S. Treasury Notes	2.125%	3/31/24	1,500,000		1,536,475	(k)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $6,544,214)					6,877,772

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 3.3%
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. USD LIBOR + 0.900%)	3.045%	7/25/46	484,376	$222,439	(a)(d)
Argent Securities Inc., Asset-Backed Pass-Through Certificates, 2003-W3 M1 (1 mo. USD LIBOR + 1.125%)	3.143%	9/25/33	32,125	31,878	(d)
Bayview Financial Asset Trust, 2007- SR1A M1 (1 mo. USD LIBOR + 0.800%)	2.945%	3/25/37	532,171	521,728	(a)(d)
Bayview Financial Asset Trust, 2007- SR1A M3 (1 mo. USD LIBOR + 1.150%)	3.627%	3/25/37	201,858	201,447	(a)(d)
Bayview Financial Asset Trust, 2007- SR1A M4 (1 mo. USD LIBOR + 1.500%)	3.977%	3/25/37	55,052	55,325	(a)(d)
Bear Stearns Asset Backed Securities Trust, 2006-SD3 1PO, STRIPS, PO	0.000%	8/25/36	241,629	184,077
ContiMortgage Home Equity Loan Trust, 1997-4 B1F	7.330%	10/15/28	18,060	79,096	(d)
CWABS Asset Backed Notes Trust, 2007- SEA2 1A1 (1 mo. USD LIBOR + 1.000%)	3.018%	8/25/47	7,740	7,695	(a)(d)
Financial Asset Securities Corp. AAA Trust, 2005-1A 1A3B (1 mo. USD LIBOR + 0.410%)	2.464%	2/27/35	415,238	403,422	(a)(d)
Firstfed Corp. Manufactured Housing Contract, 201996-1 B	8.060%	10/15/22	177,679	2,411	(a)
GSAMP Trust, 2003-SEA2 A1	5.421%	7/25/33	649,776	637,828
Indymac Manufactured Housing Contract Pass-Through Certificates, 1997-1 A5	6.970%	2/25/28	39,668	40,199
Morgan Stanley ABS Capital I Inc. Trust, 2004-HE7 (1 mo. USD LIBOR + 0.900%)	2.918%	8/25/34	1,299,760	1,308,483	(d)
Morgan Stanley ABS Capital I Inc. Trust Series, 2003-SD1 A1 (1 mo. USD LIBOR + 1.000%)	3.018%	3/25/33	8,950	8,952	(d)
Oakwood Mortgage Investors Inc., 2002-B A3	6.060%	6/15/32	75,511	79,973	(d)
Origen Manufactured Housing Contract Trust, 2006-A A2	4.143%	10/15/37	852,828	819,694	(d)
Origen Manufactured Housing Contract Trust, 2007-A A2	4.752%	4/15/37	1,146,817	1,116,382	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $4,652,568)				5,721,029

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - 1.3%
Banc of America Funding Trust, 2004-B 6A1	2.499%	12/20/34	188,847	$158,007	(d)
Bear Stearns ALT-A Trust, 2004-3 A1 (1 mo. USD LIBOR + 0.640%)	2.658%	4/25/34	122,714	124,514	(d)
CHL Mortgage Pass-Through Trust, 2005-7 1A1 (1 mo. USD LIBOR + 0.540%)	2.558%	3/25/35	366,053	358,294	(d)
Fannie Mae Trust, 2004-W15 1A2	6.500%	8/25/44	94,134	107,983
HarborView Mortgage Loan Trust, 2004-10 4A	4.204%	1/19/35	73,164	73,245	(d)
Impac CMB Trust Series, 2004-10 2A (1 mo. USD LIBOR + 0.640%)	2.658%	3/25/35	118,995	115,055	(d)
Impac CMB Trust Series, 2005-2 2A2 (1 mo. USD LIBOR + 0.800%)	2.818%	4/25/35	37,302	36,530	(d)
MAFI II Remic Trust 1998-B, 201998-BI B1	6.699%	11/20/24	241,062	221,780	(d)
MERIT Securities Corp., 2011PA 3A1 (1 mo. USD LIBOR + 0.620%)	3.113%	4/28/27	44,587	44,183	(a)(d)
MERIT Securities Corp., 2011PA B3 (1 mo. USD LIBOR + 2.250%)	4.743%	9/28/32	521,098	465,540	(a)(d)
Prime Mortgage Trust, 2005-2 2XB, IO	1.743%	10/25/32	1,305,026	105,514	(d)
Prime Mortgage Trust, 2005-5 1X, IO	1.087%	7/25/34	2,060,841	79,070	(d)
RAMP Series Trust, 2005-SL2 APO, STRIPS, PO	0.000%	2/25/32	3,201	2,851
Regal Trust IV (11th District Cost of Funds + 1.500%)	2.644%	9/29/31	1,863	1,838	(a)(d)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	3.232%	6/20/33	9,011	9,074	(d)
Sequoia Mortgage Trust, 2004-10 A1A (1 mo. USD LIBOR + 0.620%)	2.664%	11/20/34	8,093	8,194	(d)
Structured Asset Securities Corp., 1998- RF2 A	4.739%	7/15/27	105,453	103,338	(a)(d)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	4.171%	3/25/33	61,769	63,140	(d)
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR6 A (1 mo. USD LIBOR + 0.420%)	2.438%	5/25/44	135,064	137,339	(d)
Washington Mutual MSC Mortgage Pass-Through Certificates Series Trust, 2004-RA1 2A	7.000%	3/25/34	7,307	7,878

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,723,601)				2,223,367

CONVERTIBLE BONDS & NOTES - 0.9%
COMMUNICATION SERVICES - 0.7%
Media - 0.7%
DISH Network Corp., Senior Notes	2.375%	3/15/24	1,375,000	1,213,403

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp., Senior Notes	5.500%	9/15/26	650,000	$394,875

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,672,181)				1,608,278

			SHARES
COMMON STOCKS - 0.2%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (Escrow)			16,942	10,311	*(j)(m)

Oil, Gas & Consumable Fuels - 0.0%
Montage Resources Corp.			4,237	16,016	*

TOTAL ENERGY				26,327

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC			10,597	233,134	*

TOTAL COMMON STOCKS (Cost - $1,147,283)				259,461

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Corporate Backed Trust Certificates (Cost - $0)	7.375%		33,900	41	*(b)(m)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $212,943,517)				232,555,315

SHORT-TERM INVESTMENTS - 0.0%
Western Asset Government Cash Management Portfolio LLC (Cost - $755)	2.030%		755	755	(n)

TOTAL INVESTMENTS** - 135.4% (Cost - $212,944,272)				232,556,070
Liabilities in Excess of Other Assets - (35.4)%				(60,831,101)

TOTAL NET ASSETS - 100.0%				$171,724,969

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

**	The entire portfolio is subject to lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on these securities is currently in default as of September 30, 2019.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	All or a portion of this loan is unfunded as of September 30, 2019. The interest rate for fully unfunded term loans is to be determined.

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2019, the total market value of investments in Affiliated Companies was $755 and the cost was $755 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
PO	— Principal Only
RUB	— Russian Ruble
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar
UYU	— Uruguayan Peso

At September 30, 2019, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Deutsche Bank	2.440%	7/10/2019	10/8/2019	$5,471,250	U.S. Government & Agency Obligations	$5,625,063
Goldman Sachs Group Inc.	2.400%	7/10/2019	10/8/2019	1,229,688	U.S. Government & Agency Obligations	1,252,710

				$6,700,938		$6,877,773

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At September 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	31,288	USD	35,343	Barclays Bank PLC	10/17/19	$(1,195)
USD	1,600,242	GBP	1,273,247	Barclays Bank PLC	10/17/19	33,579
USD	277,911	EUR	245,000	JPMorgan Chase & Co.	10/17/19	10,514
USD	658,661	EUR	600,000	JPMorgan Chase & Co.	10/17/19	3,811

Total						$46,709

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified closed-end management investment company. The Fund commenced investment operations on March 28, 2002. The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$180,878,795	—	$180,878,795
Senior Loans:
Health Care	—	313,775	$460,575	774,350
Utilities	—	—	166,999	166,999
Other Senior Loans	—	23,613,227	—	23,613,227
Sovereign Bonds	—	10,431,996	—	10,431,996
U.S. Government & Agency Obligations	—	6,877,772	—	6,877,772
Asset-Backed Securities	—	5,721,029	—	5,721,029
Collateralized Mortgage Obligations	—	2,223,367	—	2,223,367
Convertible Bonds & Notes	—	1,608,278	—	1,608,278
Common Stocks:
Energy	$16,016	—	10,311	26,327
Utilities	—	233,134	—	233,134
Preferred Stocks	—	41	—	41

Total Long-Term Investments	16,016	231,901,414	637,885	232,555,315

Short-Term Investments†	—	755	—	755

Total Investments	$16,016	$231,902,169	$637,885	$232,556,070

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$47,904	—	$47,904

Total	$16,016	$231,950,073	$637,885	$232,603,974

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$1,195	—	$1,195

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership

Notes to Schedule of Investments (unaudited) (continued)

or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s investment adviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2019. The following transactions were effected in shares of such companies for the period ended September 30, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$702,802	$41,712,056	41,712,056	$42,414,103	42,414,103	—	$12,102	—	$755